Material partly-owned subsidiaries - Statutory information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenue	€ 160,408	€ 129,058	€ 93,054
Loss for the year	(227,065)	(170,381)	(165,358)
Total comprehensive loss for the year	(226,335)	(170,621)	(165,891)
Total Non-current assets	19,098	6,638
Total Current assets	278,084	135,382
Total Current liabilities	107,054	91,783
Cash flows from (used in) operating activities	(182,588)	(139,012)	(116,976)
Cash flows from (used in) investing activities	(67,701)	(3,633)	(2,581)
Cash flows from (used in) financing activities	316,828	213,249	121,556
Previously stated
Disclosure of subsidiaries [line items]
Revenue		130,569	€ 94,036
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Revenue	293	240
Loss for the year	(303)	(243)
Total comprehensive loss for the year	(303)	(242)
Total Non-current assets	29	11
Total Current assets	100	77
Total Current liabilities	1,386	946
Cash flows from (used in) operating activities	(105)	(108)
Cash flows from (used in) investing activities	(4)	(5)
Cash flows from (used in) financing activities	(7)
ECART Internet Services Nigeria
Disclosure of subsidiaries [line items]
Revenue	97	80
Loss for the year	(127)	(103)
Total comprehensive loss for the year	(126)	(104)
Total Non-current assets	7	4
Total Current assets	26	19
Total Current liabilities	658	424
Cash flows from (used in) operating activities	(21)	(36)
Cash flows from (used in) investing activities	2	(2)
Cash flows from (used in) financing activities	(2)
Jumia Egypt LLC
Disclosure of subsidiaries [line items]
Revenue	48	41
Loss for the year	(63)	(47)
Total comprehensive loss for the year	(64)	(47)
Total Non-current assets	4	2
Total Current assets	20	11
Total Current liabilities	240	164
Cash flows from (used in) operating activities	(26)	(21)
Cash flows from (used in) investing activities	(2)	(1)
Cash flows from (used in) financing activities	(1)
ECART services Morocco Sarl
Disclosure of subsidiaries [line items]
Revenue	49	23
Loss for the year	(39)	(25)
Total comprehensive loss for the year	(39)	(25)
Total Non-current assets	4	2
Total Current assets	14	9
Total Current liabilities	167	120
Cash flows from (used in) operating activities	(14)	(14)
Cash flows from (used in) investing activities	(1)	(1)
Cash flows from (used in) financing activities	(1)
ECART services Kenya Limited
Disclosure of subsidiaries [line items]
Revenue	21	16
Loss for the year	(34)	(30)
Total comprehensive loss for the year	(34)	(29)
Total Non-current assets	6	1
Total Current assets	8	11
Total Current liabilities	122	88
Cash flows from (used in) operating activities	(24)	(10)
Cash flows from (used in) investing activities	(1)
Cash flows from (used in) financing activities	(1)
ECART services Ivory Coast SRL
Disclosure of subsidiaries [line items]
Revenue	46	52
Loss for the year	(29)	(26)
Total comprehensive loss for the year	(29)	(26)
Total Non-current assets	3	1
Total Current assets	13	12
Total Current liabilities	142	109
Cash flows from (used in) operating activities	(12)	(14)
Cash flows from (used in) investing activities	(1)	(1)
Cash flows from (used in) financing activities	(1)
Jade E-Services South Africa PTY Ltd
Disclosure of subsidiaries [line items]
Revenue	32	28
Loss for the year	(11)	(12)
Total comprehensive loss for the year	(11)	(11)
Total Non-current assets	5	1
Total Current assets	19	15
Total Current liabilities	57	41
Cash flows from (used in) operating activities	(8)	€ (13)
Cash flows from (used in) investing activities	(1)
Cash flows from (used in) financing activities	€ (1)